ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	2013	2012

Other payable	$351,435	$364,285
Legal, financial and consulting	364,599	177,797
Research and development	432,183	608,429
	$1,148,217	$1,150,511